Schedule of Investments (Unaudited) December 31, 2022

Quadratic Interest Rate Volatility and Inflation Hedge ETF

	Shares	Value
EXCHANGE - TRADED FUND — 82.8%
Schwab US TIPS ETF ‡	15,901,419	$823,534,490
TOTAL EXCHANGE - TRADED FUND
(Cost $996,140,430)		823,534,490

PURCHASED OPTIONS — 14.7%
TOTAL PURCHASED OPTIONS
(Cost $238,403,750)		146,087,583

TOTAL INVESTMENTS — 97.5%
(Cost $1,234,544,180)		969,622,073
OTHER ASSETS LESS LIABILITIES – 2.5%		24,867,644
NET ASSETS - 100%		$994,489,717

‡	For financial information on the Schwab US TIPS ETF, please go to the Securities Exchange Commission’s website at https://www.sec.gov.

A list of open option contracts held by the Fund at December 31, 2022 was as follows:

Description	Counterparty	Number of Contracts^	Notional Amount†	Exercise Price	Expiration Date	Market Value
PURCHASED OPTIONS — 14.7%

Call Options
CMS 10Y - 2Y	Goldman Sachs	1,550,000	$41,825,000	0.48%	06/19/24	$42,776,825
CMS 10Y - 2Y	Morgan Stanley Capital	1,075,000	36,850,000	0.30	11/13/24	42,677,781
CMS 10Y - 2Y	Goldman Sachs	350,000	18,637,500	0.08	09/17/25	19,438,982
CMS 10Y - 2Y	Goldman Sachs	400,000	18,200,000	0.27	03/13/25	17,635,013
CMS 10Y - 2Y	Nomura	500,000	20,875,000	0.00	11/28/23	13,016,313
CMS 10Y - 2Y	Nomura	500,000	15,500,000	0.45	10/03/23	4,891,749
CMS 10Y - 2Y	Nomura	650,000	21,970,000	(0.25)	04/19/23	4,166,991
CMS 10Y - 2Y	Goldman Sachs	1,100,000	22,693,750	0.95	07/12/23	1,460,422
CMS 10Y - 2Y	Nomura	900,000	28,250,000	0.83	01/25/23	—
CMS 10Y - 2Y	Goldman Sachs	800,000	13,500,000	1.10	04/11/23	17,939
CMS 10Y - 2Y	Morgan Stanley Capital	20,000	102,500	1.625	07/12/23	5,566
Total Purchased Options			$238,403,750			$146,087,583

†	Represents cost.
^	Value equals 10,000 x Number of Contracts x Price

CMS — Constant Maturity Swap

ETF — Exchange-Traded Fund

TIPS —  Treasury Inflation Protected Security

Schedule of Investments (Unaudited) December 31, 2022 (concluded)

Quadratic Interest Rate Volatility and Inflation Hedge ETF

The following summarizes the market value of the Fund’s investments used as of December 31, 2022, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange - Traded Fund	$823,534,490	$—	$—	$823,534,490
Purchased Options	—	146,087,583	—	146,087,583
Total Investments in Securities	$823,534,490	$146,087,583	$—	$969,622,073

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-015-0800

Schedule of Investments (Unaudited) December 31, 2022

Quadratic Deflation ETF

	Shares	Value
EXCHANGE - TRADED FUND — 84.8%
Vanguard Long-Term Treasury ETF ‡	429,083	$26,440,094
TOTAL EXCHANGE - TRADED FUND
(Cost $37,632,374)		26,440,094

PURCHASED OPTIONS — 10.4%
TOTAL PURCHASED OPTIONS
(Cost $3,722,000)		3,241,624

TOTAL INVESTMENTS — 95.2%
(Cost $41,354,374)		29,681,718
OTHER ASSETS LESS LIABILITIES – 4.8%		1,511,732
NET ASSETS - 100%		$31,193,450

‡	For financial information on the Vanguard Long-Term Treasury ETF, please go to the Securities Exchange Commission’s website at https://www.sec.gov.

A list of open option contracts held by the Fund at December 31, 2022 was as follows:

Description	Counterparty	Number of Contracts^	Notional Amount†	Exercise Price	Expiration Date	Market Value
PURCHASED OPTIONS — 10.4%

Put Options
CMS 30Y – 2Y	Nomura	30,000	$1,755,000	0.01%	05/07/24	$1,782,384
CMS 30Y – 2Y	Goldman Sachs	35,000	1,967,000	(0.30)	03/12/25	1,459,240
Total Purchased Options			$3,722,000			$3,241,624

†	Represents cost.
^	Value equals 10,000 x Number of Contracts x Price

CMS — Constant Maturity Swap

ETF — Exchange-Traded Fund

The following summarizes the market value of the Fund’s investments used as of December 31, 2022, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange - Traded Fund	$26,440,094	$—	$—	$26,440,094
Purchased Options	—	3,241,624	—	3,241,624
Total Investments in Securities	$26,440,094	$3,241,624	$—	$29,681,718

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-031-0300

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